Share-Based Compensation (Details) - Schedule of Fair Value of the 2023 MDRT Options on the Grant - Feb. 06, 2023	¥ / shares	$ / shares
Share-Based Compensation (Details) - Schedule of Fair Value of the 2023 MDRT Options on the Grant [Line Items]
Expected dividend yield (Note i)	3.69%	3.69%
Risk-free interest rates (Note ii)	3.88%	3.88%
Expected volatility (Note iii)	51.41%	51.41%
Expected life in years (Note iv)	4 years 5 months 26 days	4 years 5 months 26 days
Exercise multiple (Note v) (in Yuan Renminbi per share) | ¥ / shares	¥ 2.8
Minimum [Member]
Share-Based Compensation (Details) - Schedule of Fair Value of the 2023 MDRT Options on the Grant [Line Items]
Fair value of options on grant date (in Dollars per share)		$ 0.2896
Maximum [Member]
Share-Based Compensation (Details) - Schedule of Fair Value of the 2023 MDRT Options on the Grant [Line Items]
Fair value of options on grant date (in Dollars per share)		$ 0.2997